Commitments and Contingency (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under the operating lease agreements
Amount
Twelve months ending December 31,
2022	$26,051
2023	18,205
$44,256